Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Research and development expenses	$ (1,943)	$ (740)	$ (240)
Wages and related expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	321	195	47
Share-based payment [Member]
Statement Line Items [Line Items]
Research and development expenses	103	100	2
clinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	511
Research & preclinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	362	387	176
Chemistry & formulations [Member]
Statement Line Items [Line Items]
Research and development expenses	330	18	8
Regulatory and other expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	$ 276	$ 40	$ 7